Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 22,486	$ 0	$ 26,693	$ 0